Note 10 - Retirement Plan (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Number of Years of Employee Service Required to Be Eligible for 401k Plan	1 year
Defined Contribution Plan, Cost	$ 0.3	$ 0.3	$ 0.3